ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 83.9%	Shares	Value
Communications - 1.0%
Cable & Satellite - 1.0%
Altice USA, Inc. - Class A (a)	9,000	$ 21,060
Comcast Corporation - Class A	600	20,382
		41,442
Consumer Discretionary - 9.9%
E-Commerce Discretionary - 9.9%
Alibaba Group Holding Ltd. - ADR	1,500	202,500
Coupang, Inc. (a)	7,500	214,350
		416,850
Energy - 2.5%
Oil & Gas Services & Equipment - 2.5%
Schlumberger Ltd.	2,900	106,836

Financials - 42.5%
Banking - 7.9%
Citigroup, Inc.	3,200	309,024
Citizens Financial Group, Inc.	500	26,140
		335,164
Broker-Dealers - 9.3%
Charles Schwab Corporation (The)	2,700	258,768
XP, Inc. - Class A	7,315	132,694
		391,462
Insurance - 25.3%
Aflac, Inc.	2,500	267,150
Equitable Holdings, Inc.	4,800	255,648
Jackson Financial, Inc. - Class A	5,500	543,400
		1,066,198
Health Care - 15.6%
Biotech & Pharma - 7.1%
Bayer AG - ADR	5,250	43,155
Novo Nordisk A/S - ADR	2,200	124,212
Viatris, Inc.	12,435	131,189
		298,556

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Health Care - 15.6% (Continued)
Health Care Facilities & Services - 2.9%
Cigna Group (The)	400	$ 120,348

Medical Equipment & Devices - 5.6%
Becton, Dickinson and Company	600	115,788
Medtronic plc	1,300	120,653
		236,441
Materials - 3.2%
Containers & Packaging - 3.2%
Amcor plc	5,050	43,581
O-I Glass, Inc. (a)	6,900	89,631
		133,212
Technology - 5.6%
Software - 2.7%
Salesforce, Inc.	450	115,313

Technology & Electronics - 2.9%
Corning, Inc.	1,800	120,654

Utilities - 3.6%
Electric Utilities - 3.6%
PG&E Corporation	10,000	152,800

Total Common Stocks (Cost $2,398,181)		$ 3,535,276

RIGHT - 0.2%	Shares	Value
Financials - 0.2%
Asset Management - 0.2%
Sycamore Partners, LLC (a) (Cost $0)	13,000	$ 6,890

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 1.8%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 1.8%
Amcor plc, 12/19/25	$ 9 .00	30	$ 25,890	$ 900
Amcor plc, 12/19/25	10 .00	26	22,438	312
Citigroup, Inc., 09/19/25	65 .00	15	144,855	47,663
Comcast Corporation - Class A, 09/19/25	35 .00	10	33,970	310
Coupang, Inc., 06/18/26	30 .00	5	14,290	1,550
Magnera Corporation, 09/19/25	17 .50	5	6,200	75
Novo Nordisk A/S, 09/19/25	70 .00	10	56,460	120
PG&E Corporation, 09/19/25	17 .00	10	15,280	410
PG&E Corporation, 09/19/25	20 .00	30	45,840	150
PG&E Corporation, 01/16/26	17 .00	25	38,200	2,425
PG&E Corporation, 03/20/26	15 .00	10	15,280	2,000
PG&E Corporation, 06/18/26	15 .00	25	38,200	6,250
Schlumberger Ltd., 09/19/25	40 .00	5	18,420	55
Schlumberger Ltd., 01/16/26	35 .00	5	18,420	1,975
Viatris, Inc., 01/15/27	10 .00	13	13,715	2,600
XP, Inc. - Class A, 01/16/26	15 .00	25	45,350	10,125
Total Purchased Option Contracts (Cost $52,486)			$ 552,808	$ 76,920

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 13.7%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.91% (b)(c) (Cost $578,452)	578,452	$ 578,452

Investments at Value - 99.6% (Cost $3,029,119)		$ 4,197,538

Other Assets in Excess of Liabilities - 0.4%		18,346

Net Assets - 100.0%		$ 4,215,884

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.
(c)	A portion of this security is held as collateral in a segregated account. The total value of the securities held as collateral as of August 31, 2025 was $100,145.
*	Each option contract has a multiplier of 100 shares.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

The average monthly notional amount of purchased call options for the three months ended August 31, 2025 was $539,339.